Cover	Aug. 27, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2020
Entity File Number	001-38686
Entity Registrant Name	COLLIER CREEK HOLDINGS
Entity Central Index Key	0001739566
Entity Tax Identification Number	98-1425274
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	355-5515
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable Warrant to purchase one Class A ordinary share
Trading Symbol	CCH.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCH
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	CCH WS
Security Exchange Name	NYSE